Annual Fund Operating Expenses - Burney U.S. Equity Select ETF - Burney U.S. Equity Select ETF Class	Aug. 22, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.79%

[1]	Other Expenses are estimated for the current fiscal year.